Leases	12 Months Ended
Dec. 31, 2021
Presentation Of Leases For Lessee [Abstract]
Leases

31.	Leases

The Company leases space for its corporate offices under renewed operating lease agreements for a term of three and five years, counted as of February 2018 and May 2020, and the first one ended in January 2023 and the second one will be end in April 2023, respectively. The monthly rent to pay was USD$56,130. Base rent is subject to increases in accordance with the CPI and the CPI.

The expense in pesos for income amounted to Ps.12,004, Ps.12,250 and Ps.12,641 for the years ended December 31, 2019, 2020 and 2021 respectively.

In addition to the rent described above, the Company has entered into other contracts for the rental of other assets, the amounts of which are not material.

–	Leases as lessor
a)

The Company receives payments from the leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2019		2020		2021
Less than one year	Ps.	1,331,301	Ps.	1,368,927	Ps.	1,320,582
One to two years		1,074,436		1,109,585		914,749
Two to three years		875,768		768,681		594,693
Three to four years		592,384		390,332		368,601
Four to five years		299,145		105,303		58,594
More than five years		96,704		70,242		53,271
	Ps.	4,269,738	Ps.	3,813,070	Ps.	3,310,490

b)	Future minimum rental payments under non-cancellable leases in MBJA and PACKAL are as shown in the following table (in thousands of USD Dollars):

	2019		2020		2021
Less than one year	USD$	8,692	USD$	9,491	USD$	9,979
One to two years		4,935		5,514		8,029
Two to three years		4,731		4,267		7,394
Three to four years		3,506		3,686		7,253
Four to five years		3,032		3,548		6,514
More than five years		19,398		3,781		990
	USD$	44,294	USD$	30,287	USD$	40,159

During the years ended December 31, 2019, 2020 and 2021, the Company recognized income from leasing activities of Ps.2,859,958, Ps.1,748,493 and Ps.2,804,718, as part of the non-regulated revenues in the consolidated statements of profit or loss and other comprehensive income, respectively.

Future minimum rentals do not include the contingent rentals that may be paid under certain commercial leases on the basis of a percentage of the lessee’s monthly revenues in excess of the monthly minimum guaranteed rent. Contingent rentals for the years ended December 31, 2019, 2020 and 2021 are disclosed under the caption “Revenues from sharing of commercial activities” in Note 20.